Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Impairment of Goodwill
Goodwill
12.	Goodwill

The following table presents the changes in goodwill:

Amount
December 31, 2025	$8,079,456
—
March 31, 2026	$8,079,456

There were no goodwill impairment charges recorded for the three months ended March 31, 2026 and 2025. The Company’s gross amount of goodwill was $18,293,572 as of March 31, 2026 and December 31, 2025, respectively. The total accumulated impairment loss was $10,214,116 as of March 31, 2026 and December 31, 2025, respectively.

11.	Goodwill

The following table presents the changes in goodwill:

Amount
December 31, 2023	$18,293,572
Impairment charge	(10,214,116)
December 31, 2024	$8,079,456

December 31, 2025	$8,079,456

As a result of our 2024 annual impairment test, the Company concluded that the carrying amount of the reporting unit exceeded its fair value and recorded a non-cash goodwill impairment charge of $10,214,116, which is included in goodwill impairment on our consolidated statements of operations and comprehensive loss for the year ended December 31, 2024. The goodwill impairment was related to the Company’s revised internal revenue projections, which anticipated lower year-over-year growth based on their then-current outlook. The fair value of the reporting unit was estimated using the market approach.

There were no goodwill impairment charges recorded for the year ended December 31, 2025. The Company’s gross amount of goodwill was $18,293,572 at December 31, 2025 and 2024, respectively. The total accumulated impairment loss was $10,214,116 at December 31, 2025 and 2024, respectively.